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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/07
                                               -------
Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Firelake Capital Management, LLC
Address:   575 High Street, Suite 330
           Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Firelake Capital Management, LLC

Name:    Martin L. Lagod
Title:   Managing Director
Phone:   650-321-0880

Signature, Place, and Date of Signing:


/s/ Martin L. Lagod                       Palo Alto, CA   May 11, 2007
-------------------------------------     -------------   ------------
[Signature]                               [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    Form 13F
                                  Summary Page

REPORT SUMMARY:

Number of Other Included Managers:                   0
                                          ------------

Form 13F Information Table Entry Total:             27
                                          ------------

Form 13F Information Table Value Total:    $136,455.95
                                          ------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
COLUMN 1                       COLUMN 2  COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                               TITLE OF             VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP   [x$1000]    PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
ADVANCED ANALOGIC TECH INC        COM   00752J108   10,199    1,550,000  SH         SOLE                1,550,000
AMERICAN SUPERCONDUCTOR CORP      COM   030111108   538.80       40,000  SH         SOLE                   40,000
APPLIED MICRO CIRCUITS CORP       COM   03822W109 10,402.5    2,850,000  SH         SOLE                2,850,000
ATHEROS COMMUNICATIONS INC        COM   04743P108   14,358      600,000  SH         SOLE                  600,000
AXT INC                           COM   00246W103  3,400.9      710,000  SH         SOLE                  710,000
CYBERSOURCE CORP                  COM   23251J106   10,008      800,000  SH         SOLE                  800,000
EQUINIX INC                       COM   29444U502    9,156      106,925  SH         SOLE                  106,925
HARRIS STRATEX NETWORKS, INC      COM   41457P106  8,635.5      450,000  SH         SOLE                  450,000
INFORMATICA CORP                  COM   45666Q102    6,715      500,000  SH         SOLE                  500,000
LEADIS TECHNOLOGY INC             COM   52171N103    4,400    1,100,000  SH         SOLE                1,100,000
MAXWELL TECHNOLOGIES INC          COM   577767106  3,004.8      240,000  SH         SOLE                  240,000
MELLANOX TECHNOLOGIES, LTD        COM   M51363113    1,460      100,000  SH         SOLE                  100,000
MONOLITHIC POWER SYSTEMS INC      COM   609839105    7,095      550,000  SH         SOLE                  550,000
NETLOGIC MICROSYSTEMS INC         COM   64118B100 11,313.5      425,000  SH         SOLE                  425,000
NETWORK EQUIPMENT TECHNOLOGIES    COM   641208103    7,275      750,000  SH         SOLE                  750,000
OCCAM NETWORKS, INC               COM   67457P309    781.9       70,000  SH         SOLE                   70,000
OMNITURE INC                      COM   682125109    364.6       20,000  SH         SOLE                   20,000
OPSWARE INC                       COM   68383A101      145       20,000  SH         SOLE                   20,000
RIVERBED TECHNOLOGIES INC.        COM   768573107    552.8       20,000  SH         SOLE                   20,000
SILICON IMAGE INC                 COM   82705T102  2,203.2      270,000  SH         SOLE                  270,000
SIMTEK CORP                       COM   829204304    739.7      130,000  SH         SOLE                  130,000
SIRF TECHNOLOGY HLDG INC          COM   82967H101    8,328      300,000  SH         SOLE                  300,000
SYMYX TECHNOLOGIES INC            COM   87155S108    1,772      100,000  SH         SOLE                  100,000
UQM TECHNOLOGIES INC              COM   903213106   308.25       75,000  SH         SOLE                   75,000
VA SOFTWARE CORP                  COM   91819B105  3,828.5      950,000  SH         SOLE                  950,000
VOLTERRA SEMICONDUCTOR CORP       COM   928708106    7,836      600,000  SH         SOLE                  600,000
WJ COMMUNICATIONS INC             COM   929284107    1,634      950,000  SH         SOLE                  950,000